CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Details) - USD ($)	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash	$ 6,804,579	$ 8,858,247		$ 1,582,384	$ 1,114,033	$ 217,788
Accounts receivable	1,642,990	2,109,424		1,643,959
Biological assets	1,723,342	1,566,822		1,199,519
Inventory	5,021,290	4,494,257		3,131,877
Prepaid expenses and other assets	420,336	392,787		352,274
Total current assets	15,612,537	17,421,537		7,910,013
Property and equipment	8,820,897	8,753,266		7,734,901
Notes receivable	2,449,122	1,430,526
Warrants asset	1,761,382	1,361,366
Intangible assets and goodwill	725,668	725,668		725,668
Deferred tax assets	246,294	470,358
TOTAL ASSETS	29,615,900	30,162,721		16,370,582
Current liabilities
Accounts payable and accrued liabilities	1,358,962	2,359,750		1,821,875
Current portion of lease liabilities	925,976	824,271		1,025,373
Current portion of long-term debt	780,358	1,285,604		1,769,600
Business acquisition consideration payable	360,000	360,000		360,000
Unearned revenue				28,024
Derivative liability	7,471,519	7,808,500
Income tax payable	873,388	366,056		311,032
Total current liabilities	11,770,203	13,004,181		5,315,904
Lease liabilities	1,972,082	2,094,412		1,275,756
Long-term debt	82,346	102,913		839,222
Convertible debentures	2,459,924	2,412,762
TOTAL LIABILITIES	16,284,555	17,614,268		7,430,882
EQUITY
Share capital	24,593,422	24,539,422		21,858,827
Shares issuable				35,806
Contributed surplus	8,186,297	8,081,938		6,505,092
Accumulated other comprehensive loss	(108,069)	(114,175)		(109,613)
Accumulated deficit	20,353,629	20,996,449		21,356,891
Equity attributable to shareholders	12,318,021	11,564,736		6,933,221
Non-controlling interest	1,013,324	983,717		2,006,479	2,033,986	(33,383)
TOTAL EQUITY	13,331,345	12,548,453		8,939,700	$ 7,120,563	$ (945,019)
TOTAL LIABILITIES AND EQUITY	29,615,900	$ 30,162,721		$ 16,370,582
Financial Position [Member]
Current assets
Cash	6,804,579		$ 2,863,597
Accounts receivable	1,642,990		1,411,368
Biological assets	1,723,342		1,361,273
Inventory	5,021,290		3,490,591
Prepaid expenses and other assets	420,336		359,230
Total current assets	15,612,537		9,486,059
Property and equipment	8,820,897		7,469,962
Notes receivable	2,449,122
Warrants asset	1,761,382
Intangible assets and goodwill	725,668		725,668
Deferred tax assets	246,294
TOTAL ASSETS	29,615,900		17,681,689
Current liabilities
Accounts payable and accrued liabilities	1,358,962		1,434,536
Current portion of lease liabilities	925,976		633,716
Current portion of long-term debt	780,358		1,113,525
Business acquisition consideration payable	360,000		360,000
Unearned revenue			24,285
Derivative liability	7,471,519		783,854
Income tax payable	873,388		344,366
Total current liabilities	11,770,203		4,694,282
Lease liabilities	1,972,082		1,379,374
Long-term debt	82,346		1,198,336
Convertible debentures	2,459,924		1,228,104
TOTAL LIABILITIES	16,284,555		8,500,096
EQUITY
Share capital	24,593,422		21,858,827
Shares issuable			35,806
Contributed surplus	8,186,297		6,505,092
Accumulated other comprehensive loss	(108,069)		(109,613)
Accumulated deficit	(20,353,629)		(21,114,998)
Equity attributable to shareholders	12,318,021		7,175,114
Non-controlling interest	1,013,324		2,006,479
TOTAL EQUITY	13,331,345		9,181,593
TOTAL LIABILITIES AND EQUITY	$ 29,615,900		$ 17,681,689